LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related Party [Member]	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
2020	$ 116,724	¥ 813,334
2021	122,558	853,987
2022	133,922	933,170
2023	146,340	1,019,695
2024	159,909	1,114,243
Thereafter	556,213	3,875,687
Total	$ 1,235,666	¥ 8,610,116	¥ 8,977,001